Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.
Entity Central Index Key	0001608530
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000144520
Shareholder Report [Line Items]
Fund Name	Intermediate High Yield Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	PRIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate High Yield Municipal Bond Fund - Investor Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 205,227,000
Holdings Count | Holding	611
InvestmentCompanyPortfolioTurnover	7.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$205,227
Number of Portfolio Holdings	611

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Florida	8.2%
Puerto Rico	8.0
Texas	7.1
Maryland	6.5
Wisconsin	5.4
California	4.9
Georgia	4.7
Alabama	4.6
Pennsylvania	4.5
Other	46.1

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.2%
Education	13.9
Special Tax	9.5
Transportation	9.4
Industrial & Pollution Control	8.0
Housing	7.9
General Obligations - Local	3.1
General Obligations - State	3.0
Water & Sewer	1.8
Other	23.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193185
Shareholder Report [Line Items]
Fund Name	Intermediate High Yield Municipal Bond Fund
Class Name	I Class
Trading Symbol	TFHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate High Yield Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate High Yield Municipal Bond Fund - I Class	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 205,227,000
Holdings Count | Holding	611
InvestmentCompanyPortfolioTurnover	7.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$205,227
Number of Portfolio Holdings	611

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Florida	8.2%
Puerto Rico	8.0
Texas	7.1
Maryland	6.5
Wisconsin	5.4
California	4.9
Georgia	4.7
Alabama	4.6
Pennsylvania	4.5
Other	46.1

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.2%
Education	13.9
Special Tax	9.5
Transportation	9.4
Industrial & Pollution Control	8.0
Housing	7.9
General Obligations - Local	3.1
General Obligations - State	3.0
Water & Sewer	1.8
Other	23.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless